Note 10 - Derivatives and Fair Value Disclosures	9 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
10.	Derivatives and Fair Value Disclosures

The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The Company is a party to three floating-to-fixed interest rate swaps with various major financial institutions covering notional amounts aggregating $54,492,179 at September 30, 2013 pursuant to which it pays fixed rates ranging from 2.77% to 4.73% and receives floating rates based on the London Interbank Offered Rate (“LIBOR”) (approximately 0.36% at September 30, 2013). These agreements contain no leverage features and have maturity dates ranging from July 2014 to March 2016. The Company had derivatives that qualified for hedge accounting up to October 1, 2009, subsequent to which the Company discontinued hedge accounting. In accordance with ASC 815-30-40 the unrealized results accumulated in “Accumulated other comprehensive income” for previously designated cash flow hedges, are being reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings.

The following tables present information on the location and amounts of derivatives’ fair values reflected in the unaudited condensed consolidated balance sheets.

		December 31, 2012	September 30, 2013
		Liability	Liability
Derivatives not designated as hedging instruments	Balance Sheet Location	Derivatives	Derivatives
Interest Rate Swap Agreements	Current liabilities - Fair value of derivatives	539,904	370,702
Interest Rate Swap Agreements	Non current liabilities - Fair value of derivatives	5,409,337	3,240,319
Total derivatives not designated as hedging instruments		5,949,241	3,611,021
Total derivatives		5,949,241	3,611,021

The effect of derivative instruments on the unaudited condensed consolidated statements of income for the nine- month periods ended September 30, 2012 and 2013 is as follows:

		Nine-month periods ended September 30,
Derivatives not designated as hedging instruments	Location of Gain / (Loss) Recognized	2012	2013
Interest Rate Swap - Reclassification from OCI	(Loss)/gain on derivatives	(11,830)	92,857
Interest Rate Swap - Change in fair value	(Loss)/gain on derivatives	2,462,062	2,338,220
Interest Rate Swap - Realized loss	(Loss)/gain on derivatives	(3,603,541)	(2,366,466)
Total (loss)/gain on derivatives		(1,153,309)	64,611

During the nine-month periods ended September 30, 2012 and 2013, the amounts transferred from other comprehensive income to the unaudited condensed consolidated statements of income were losses of $(11,830) and gains of $92,857, respectively. The estimated net amount of existing losses at September 30, 2013, that will be reclassified into earnings within the next twelve months relating to previously designated cash flow hedges is $74,479.

Fair Value of Financial Instruments and Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions.

The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings. The carrying values of cash, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short term nature of these financial instruments. The fair value of long term bank loans is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Their carrying value approximates their fair market value due to their variable interest rate, being LIBOR. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence floating rate loans are considered Level 2 items in accordance with the fair value hierarchy. Additionally, the Company considers the creditworthiness of each counterparty when determining the fair value of the credit facilities. The Company’s interest rate swap agreements are recorded at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level 2 items.

Fair Value Disclosures: The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2012:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Interest Rate Swap Agreements	5,949,241	-	5,949,241
Total	5,949,241	-	5,949,241	-

 The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of September 30, 2013:

		Fair Value Measurements Using
Description	Fair Value as of September 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Interest Rate Swap Agreements	3,611,021	-	3,611,021
Total	3,611,021	-	3,611,021	-